Restriction on Cash and Due from Banks - (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Investments [Abstract]
Reserve funds in cash and/or on deposit with Federal Reserve Bank	$ 1,402,000	$ 1,310,000